Summary of revenue from transfer of goods and services (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 1,483	$ 1,871	$ 5,732	$ 6,265
Active ingredients [member]
IfrsStatementLineItems [Line Items]
Revenue	1,476	1,707	5,280	6,098
Pharmaceutical [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 7	$ 164	$ 452	$ 167